Recent Accounting Guidance (Detail) - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncement, Early Adoption [Line Items]
Decrease in total assets from early adoption	$ (5,930.8)	$ (6,170.7)	$ (6,638.3)
Decrease in total liabilities from early adoption	(4,818.6)	(5,058.7)	(5,426.5)
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Decrease in total assets from early adoption	75.0	82.1	98.8
Decrease in total liabilities from early adoption	$ 75.0	$ 82.1	$ 98.8